LONG-TERM DEBT - 2018 Notes (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Apr. 05, 2018
2018 Notes
LONG-TERM DEBT
Principal	$ 350,000	$ 350,000
Series A
LONG-TERM DEBT
Principal	$ 45,000
Interest rate	4.38%
Series B
LONG-TERM DEBT
Principal	$ 55,000
Interest rate	4.48%
Series C
LONG-TERM DEBT
Principal	$ 250,000
Interest rate	4.63%